Condensed Consolidated Interim Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock [Member]
Payments of Stock Issuance Costs	$ 696,670	$ 696,670	$ 1,542,138